Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Statement of Stockholders' Equity [Abstract]
Dividend declared (in usd per share)	$ 0.25	$ 0.25